Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2021
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2021	2020	2019	2021	2020	2019
	Pence per share	Pence per share	Pence per share	£m	£m	£m

In respect of current year – first interim	0.90	0.42	0.53	281	129	164
– second interim	3.47	—	0.49	1,077	—	151
	4.37	0.42	1.02	1,358	129	315